UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Institutional Mid-Cap Equity
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
HIGHLIGHTS
The Institutional Mid-Cap Equity Growth Fund declined but outperformed the Russell Midcap Growth Index and its Lipper peer group index for the 12 months ended December 31, 2022.
On a relative basis, the health care and information technology sectors added the most value, while an underweight in energy detracted from performance.
We used volatility in the market to add or increase positions in durable growth companies, remaining disciplined in our focus on the long term while the market fixated on short-term swings.
While we can’t predict where the bear market will bottom, we can take advantage of the prospects afforded by excess market volatility and uncertainty to position the portfolio favorably for the other side while adhering to our long-term investment process, which has been implemented through multiple, diverse market environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital appreciation by
investing in mid-cap stocks with potential for above-average earnings growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Mid-Cap Equity Growth Fund returned
-23.17% for the 12 months ended December 31, 2022. The
fund outperformed the Russell Midcap Growth Index, which
returned -26.72%, and the Lipper Mid-Cap Growth Funds
Index, which returned -29.79%. ( Past performance cannot
guarantee future results .)
What factors influenced the fund’s performance?
The challenges discussed in our semiannual letter persisted in the latter half of the year; indeed, 2022 marked the worst year for equities since the 2008 global financial crisis. Growth
stocks were especially pressured in a rising interest rate
environment. Although returns were disappointing on an
absolute basis, our valuation-conscious approach afforded
some downside protection. Relative outperformance was
supported by our holdings in health care and information
technology, while an underweight allocation to energy
detracted.
Stock selection in health care contributed the most to relative results. Shares of medical technology company Hologic, our
largest holding, declined modestly but significantly outpaced its industry and the broader sector. COVID-19 testing sales
exceeded guidance as global demand continued. While testing
may be on the downswing, we believe that the pandemic has
accelerated the placement of Hologic's diagnostic testing
machines in many medical facilities, enabling the processing of the company's other diagnostic offerings as well. Additionally, we believe the market is overlooking the strength of Hologic's core women's health business, which we expect to remain a
meaningful driver of future growth. Strong underlying trends lifted shares of Acadia Healthcare, an operator of behavioral health care inpatient and outpatient facilities, an area
experiencing high demand as demonstrated by the company’s
recent increase to its long-term growth targets.
Our holdings in information technology also added value due
to both our stock choices and an underweight allocation. Less exposure to the highflying software stocks that were hit
particularly hard during the year proved beneficial. We favor companies in the semiconductor industry, which features more profitable and reasonably valued businesses compared with
software, and two semiconductor names were top relative
performers in the sector. Shares of KLA, a capital equipment company that provides process control systems for the
semiconductor industry, held up better than industry peers.
The company executed well during the year, despite supply
chain and pandemic-related headwinds. We favor KLA for its
dominant position in process control, one of the more
attractive verticals of wafer fab equipment. We think KLA is well positioned to benefit from slowing productivity in the
semiconductor industry, which is driving higher investments
in areas that can offer more innovation and competitive
advantage. Microchip Technology limited annual losses with
strong results in the most recent quarter driven by solid
growth in microcontrollers and a favorable portfolio mix. A
strong guide for December, along with a positive preview for the first quarter of 2023, further lifted investor sentiment. We like the company’s improved balance sheet, which should
enable it to return significant capital to shareholders in the form of dividends and share buybacks.
On the negative side, less exposure to energy detracted from relative results. Energy stocks produced extraordinary gains, surging with oil and natural gas prices during the year, as
many nations sanctioned Russia and made efforts to reduce
reliance on Russian energy exports because of its invasion of
Ukraine. Many major energy producers continued to focus on
profitability versus growth to the detriment of the supply
growth that would ease commodity pricing.
How is the fund positioned?
We used volatility in the market to add or increase positions in durable growth companies, remaining disciplined in our focus on the long term while the market fixated on short‐term
swings. At the margin, we are eliminating lower-conviction
ideas and positioning the portfolio with companies we want to own coming out of the bear market. While there were no large thematic shifts in the portfolio during the period, we did take the opportunity to narrow our underweight to the energy
sector, an area that has become more relevant in our
investment universe this year. Our largest sector decrease, on the other hand, was to consumer discretionary, an area
especially hampered by inflation and expectations of a
recession—although the allocation edged up in the latter half of the year. While our overall information technology
allocation remained fairly static, we took advantage of pricing dislocations in software to upgrade to higher-conviction
names.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Institutional Mid-Cap Equity Growth
Fund 4.03% -23.17%
Russell Midcap Growth Index 6.20 -26.72
Lipper Mid-Cap Growth Funds
Index 2.89 -29.79

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

We added exposure to energy via names in oil, gas, and
consumable fuels that we believe to be quality companies with attractive acreage. We discussed Pioneer Natural Resources
and Cheniere Energy in our June 30 letter; we increased
exposure to both names in the latter half of the year. Another stock in which we initiated a position in 2022 was Coterra
Energy, a holding we view favorably due to our constructive
long-term natural gas outlook.
We were net sellers in consumer discretionary, eliminating
Terminix following the announcement of its acquisition,
trimming Dollar General on valuation considerations
following strong share price appreciation, and reducing
Chipotle Mexican Grill on our expectation that the company’s more aggressive price increases relative to competitors may
contribute to an additional decline in traffic in the near term and pressure future earnings. We also found attractive
opportunities to increase certain holdings. We added shares of casino operator MGM Resorts International. A strong Las
Vegas backdrop and the reopening of casinos in China should
support upside from current valuations, in our view. We also like the company’s emerging position as a leading online
gaming brand. We increased our stake in off-price retailer
Burlington Stores. We believe the company has turned a corner following execution missteps and macroeconomic headwinds.
Strong closeout buys, better merchandising, and a trade-down environment should support solid performance for the
business in the year ahead.
In information technology, we have been modestly leaning
into attractive software names as valuations have begun to fall following the end of historically low interest rates. Two notable additions were Crowdstrike Holdings and Fair Isaac. We
opportunistically purchased shares of cybersecurity products and services provider Crowdstrike Holdings. We like the
company’s leading position in an underserved end market that is growing in secular importance. Fair Isaac is primarily
known for its credit score, but it also has a large software business used for targeting and acquiring customers, reducing fraud and credit losses, enabling compliance, lowering
operating expenses, and entering new markets. A ruling from
the Federal Housing Finance Authority regarding the use of
Fair Isaac’s credit score in mortgage-lending decisions removed an overhang for the stock. We like the company’s pricing
power and underappreciated software platform.
What is portfolio management’s outlook?
Heading into 2023, capital markets appear to have priced in a significant global economic slowdown. The adjustment period
from millennium-low interest rates that precipitated bubble
conditions in parts of the stock market is likely not entirely over, but we believe a lot of the damage has occurred. While we can’t predict where the bear market will bottom, we can
take advantage of the prospects afforded by excess market
volatility and uncertainty to position the portfolio favorably for the other side. Homogeneous market reactions create
compelling opportunities to add value, in our view. We are
focused on selectively adding to two types of companies: newly public names capable of becoming winners over the long term
and durable growers that have become less expensive in the
market downturn. While we’re taking into account the unique
circumstances of the moment, our philosophy, which has been
implemented through multiple, diverse market environments,
remains intact. Our focus remains on owning quality
companies with durable growth prospects and prudent balance
sheets. We pay careful attention to risk and valuation relative to growth prospects and believe that this disciplined approach will continue to serve clients well over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Health Care 27.7% 25.5%
Information Technology 21.2  21.0
Industrials and Business Services 17.1  17.4
Consumer Discretionary 13.1  13.7
Financials 6.1  6.5
Materials 6.5  5.7
Energy 1.8  3.4
Communication Services 2.1  2.8
Consumer Staples 2.5  2.4
Utilities 0.0  0.0
Real Estate 0.0  0.0
Other and Reserves 1.9  1.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

RISKS OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will
achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The
principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows.
Market conditions. The value of the fund’s investments may
decrease, sometimes rapidly or unexpectedly, due to factors
affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions,
inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause
instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may
affect certain geographic regions, countries, sectors, and
industries more significantly than others. These adverse
developments may cause broad declines in market value due to short-term market movements or for significantly longer
periods during more prolonged market downturns.
Mid-cap stocks. Investments in securities issued by mid-cap
companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized
companies may have less experienced management, narrower
product lines, and less capital reserves and liquidity than larger companies and are therefore more sensitive to economic,
market, and industry changes.
Growth investing. The fund’s growth approach to investing
could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more
volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2023. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Hologic 3.2%
Microchip Technology 2.9
Agilent Technologies 2.6
Textron 2.4
Teleflex 2.4
Ingersoll Rand 2.3
Burlington Stores 2.1
Bruker 1.7
Marvell Technology 1.7
Keysight Technologies 1.7
JB Hunt Transport Services 1.6
Hilton Worldwide Holdings 1.6
KLA 1.6
Cooper 1.5
Fortinet 1.5
Equifax 1.5
Fortive 1.4
Ball 1.4
Alnylam Pharmaceuticals 1.4
Avantor 1.4
MGM Resorts International 1.3
Dollar General 1.3
Avery Dennison 1.3
Synopsys 1.3
Acadia Healthcare 1.2
Total 44.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

GROWTH OF $1 MILLION
This table shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL MID-CAP EQUITY
GROWTH FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Institutional Mid-Cap Equity Growth
Fund -23.17% 7.42% 12.46%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a
T. Rowe Price representative at 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. When assessing performance, investors should consider both short- and long-term returns.
Institutional Mid-Cap Equity Growth Fund 0.61%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL MID-CAP EQUITY
GROWTH FUND
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Actual $1,000.00 $1,040.30 $3.14
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.13   3.11
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.61%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 73.93 $ 72.47 $ 61.11 $ 48.29 $ 54.48
Investment activities
Net investment income (loss)
(1)(2)
0.01 (0.12) 0.03 0.18 0.14
Net realized and unrealized gain/loss (17.15) 11.04 14.55 15.76 (1.30)
Total from investment activities (17.14) 10.92 14.58 15.94 (1.16)
Distributions
Net investment income – – (0.04) (0.19) (0.13)
Net realized gain (0.92) (9.46) (3.18) (2.93) (4.90)
Total distributions (0.92) (9.46) (3.22) (3.12) (5.03)
NET ASSET VALUE
End of period $ 55.87 $ 73.93 $ 72.47 $ 61.11 $ 48.29
Ratios/Supplemental Data
Total return
(2)(3)
(23.17)% 15.52% 23.87% 33.09% (2.23)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.61% 0.61% 0.61% 0.61% 0.61%
Net expenses after waivers/payments by Price
Associates 0.61% 0.61% 0.61% 0.61% 0.61%
Net investment income (loss) 0.01% (0.15)% 0.05% 0.31% 0.24%
Portfolio turnover rate 24.1% 17.7% 25.3% 26.3% 35.9%
Net assets, end of period (in millions) $ 4,846 $ 7,028 $ 7,794 $ 8,119 $ 6,466
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
December 31, 2022

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.9%
COMMUNICATION SERVICES 2.8%
Entertainment 1.5%
Liberty Media-Liberty Formula One,
Class C  (1) 859,000 51,351
Spotify Technology  (1) 244,000 19,264
70,615
Interactive Media & Services 0.2%
Match Group  (1) 221,000 9,169
9,169
Media 1.1%
Trade Desk, Class A  (1) 1,214,000 54,424
54,424
Total Communication Services 134,208
CONSUMER
DISCRETIONARY 13.7%
Auto Components 0.1%
Mobileye Global, Class A  (1) 89,671 3,144
3,144
Automobiles 0.2%
Rivian Automotive, Class A  (1) 398,767 7,349
7,349
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions  (1) 304,000 19,182
Clear Secure, Class A  300,000 8,229
27,411
Hotels, Restaurants & Leisure 5.2%
Chipotle Mexican Grill  (1) 18,000 24,975
Domino's Pizza  136,000 47,110
Hilton Worldwide Holdings  603,000 76,195
MGM Resorts International  1,931,043 64,748
Vail Resorts  99,000 23,596
Yum! Brands  134,000 17,163
253,787
Multiline Retail 2.4%
Dollar General  261,000 64,271
Dollar Tree  (1) 369,000 52,192
116,463
Specialty Retail 4.9%
Bath & Body Works  718,000 30,257
Burlington Stores  (1) 496,000 100,569
Five Below  (1) 198,000 35,020
O'Reilly Automotive  (1) 54,000 45,578
Ross Stores  233,000 27,044
238,468
Textiles, Apparel & Luxury
Goods 0.3%
Lululemon Athletica  (1) 33,000 10,572
On Holding, Class A  (1) 243,000 4,170
14,742
Total Consumer Discretionary 661,364
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.4%
Beverages 0.4%
Boston Beer, Class A  (1) 65,000 21,419
21,419
Food & Staples Retailing 1.1%
Casey's General Stores  226,000 50,703
50,703
Food Products 0.5%
TreeHouse Foods  (1) 495,000 24,443
24,443
Household Products 0.4%
Reynolds Consumer Products  711,000 21,316
21,316
Total Consumer Staples 117,881
ENERGY 3.4%
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy  216,000 32,391
Coterra Energy  805,000 19,779
Devon Energy  277,000 17,038
Pioneer Natural Resources  258,000 58,925
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $912  (1)(2)(3) 302 4,468
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $7,719  (1)(2)(3) 2,097 31,026
Total Energy 163,627
FINANCIALS 6.5%
Capital Markets 4.5%
Cboe Global Markets  125,000 15,684
Intercontinental Exchange  360,000 36,932
KKR  1,175,000 54,544
MarketAxess Holdings  180,000 50,200
Raymond James Financial  178,000 19,019
Tradeweb Markets, Class A  651,000 42,270
218,649
Insurance 2.0%
Assurant  402,000 50,274
Axis Capital Holdings  661,000 35,806
Kemper  213,000 10,480
96,560
Total Financials 315,209
HEALTH CARE 25.4%
Biotechnology 4.8%
Alnylam Pharmaceuticals  (1) 285,000 67,730
Apellis Pharmaceuticals  (1) 184,000 9,515
Argenx, ADR  (1) 63,000 23,866
Ascendis Pharma, ADR  (1) 107,000 13,068
CRISPR Therapeutics  (1) 172,000 6,992
Exact Sciences  (1) 258,000 12,774
Horizon Therapeutics  (1) 360,000 40,968
Ionis Pharmaceuticals  (1) 760,000 28,705
Karuna Therapeutics  (1) 46,000 9,039

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Seagen  (1) 143,000 18,377
231,034
Health Care Equipment &
Supplies 9.9%
Alcon  566,000 38,799
Cooper  214,000 70,763
DENTSPLY SIRONA  453,000 14,424
Enovis  (1) 543,000 29,061
Hologic  (1) 2,079,000 155,530
ICU Medical  (1) 155,000 24,409
QuidelOrtho  (1) 359,000 30,756
Teleflex  469,000 117,077
480,819
Health Care Providers &
Services 1.9%
Acadia Healthcare  (1) 725,000 59,682
agilon health  (1) 240,000 3,874
Molina Healthcare  (1) 91,000 30,050
93,606
Health Care Technology 1.5%
Doximity, Class A  (1) 356,000 11,948
Veeva Systems, Class A  (1) 369,000 59,549
71,497
Life Sciences Tools & Services 6.4%
Agilent Technologies  830,800 124,329
Avantor  (1) 3,203,000 67,551
Bruker  1,239,000 84,686
West Pharmaceutical Services  144,000 33,890
310,456
Pharmaceuticals 0.9%
Catalent (1) 940,000 42,309
42,309
Total Health Care 1,229,721
INDUSTRIALS & BUSINESS
SERVICES 17.3%
Aerospace & Defense 2.8%
BWX Technologies  313,000 18,179
Textron  1,670,000 118,236
136,415
Airlines 1.1%
Southwest Airlines  (1) 1,623,000 54,646
54,646
Commercial Services &
Supplies 0.4%
Waste Connections  143,000 18,956
18,956
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A  (1) 446,000 11,003
11,003
Industrial Conglomerates 1.0%
Roper Technologies  116,000 50,122
50,122
Shares $ Value
(Cost and value in $000s)
‡
Machinery 5.2%
Esab  562,000 26,369
Fortive  1,081,000 69,454
IDEX  180,000 41,100
Ingersoll Rand  2,168,000 113,278
250,201
Professional Services 4.5%
CoStar Group  (1) 666,000 51,469
Equifax  361,000 70,164
Leidos Holdings  134,000 14,095
TransUnion  633,000 35,923
Verisk Analytics  251,000 44,281
215,932
Road & Rail 1.6%
JB Hunt Transport Services  451,000 78,636
78,636
Trading Companies &
Distributors 0.5%
United Rentals  (1) 72,000 25,590
25,590
Total Industrials & Business Services 841,501
INFORMATION
TECHNOLOGY 20.9%
Electronic Equipment, Instruments
& Components 3.9%
Amphenol, Class A  491,000 37,385
Cognex  448,000 21,105
Corning  446,000 14,245
Keysight Technologies  (1) 467,000 79,890
Littelfuse  37,000 8,148
National Instruments  718,000 26,494
187,267
IT Services 1.9%
Broadridge Financial Solutions  199,000 26,692
FleetCor Technologies  (1) 315,000 57,859
MongoDB  (1) 44,000 8,661
93,212
Semiconductors & Semiconductor
Equipment 6.9%
KLA  201,975 76,151
Lattice Semiconductor  (1) 432,000 28,028
Marvell Technology  2,220,000 82,229
Microchip Technology  2,023,000 142,116
NXP Semiconductors  44,000 6,953
335,477
Software 8.2%
Atlassian, Class A  (1) 145,000 18,659
Bill.com Holdings  (1) 137,000 14,928
Black Knight  (1) 692,000 42,731
CCC Intelligent Solutions Holdings  (1) 2,674,000 23,264
Confluent, Class A  (1) 160,000 3,558
Crowdstrike Holdings, Class A  (1) 340,297 35,830
Fair Isaac  (1) 81,000 48,485
Fortinet  (1) 1,441,000 70,450

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HashiCorp, Class A  (1) 73,000 1,996
Palo Alto Networks  (1) 54,000 7,535
Paylocity Holding  (1) 154,000 29,916
PTC  (1) 313,000 37,573
Synopsys  (1) 192,541 61,476
396,401
Total Information Technology 1,012,357
MATERIALS 5.5%
Chemicals 0.7%
RPM International  360,000 35,082
35,082
Construction Materials 1.1%
Martin Marietta Materials  157,000 53,061
53,061
Containers & Packaging 3.7%
Avery Dennison  342,000 61,902
Ball  1,351,000 69,090
Sealed Air  958,000 47,785
178,777
Total Materials 266,920
Total Common Stocks (Cost
$3,282,460) 4,742,788
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing
Retail 0.1%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $11,454  (1)(2)(3) 95,262 4,619
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $1,898  (1)(2)(3) 15,187 736
Total Consumer Discretionary 5,355
Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272  (1)(2)(3) 650,866 4,283
Total Health Care 4,283
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $3,789  (1)(2)(3) 51,566 3,094
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467  (1)(2)(3) 166,336 2,309
Total Information Technology 5,403
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,883  (1)(2)(3) 81,901 6,388
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,712  (1)(2)(3) 186,841 5,824
Total Materials 12,212
Total Convertible Preferred Stocks
(Cost $37,475) 27,253
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Treasury Reserve Fund,
4.27%  (4)(5) 77,614,474 77,614
Total Short-Term Investments (Cost
$77,614) 77,614
Total Investments in Securities
100.0% of Net Assets
(Cost $3,397,549) $ 4,847,655
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $62,747 and represents 1.3% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.27% $ —# $ — $ 1,542+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Treasury Reserve Fund, 4.27% $ 144,771  ¤   ¤ $ 77,614^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1,542 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $77,614.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,397,549) $ 4,847,655
Receivable for shares sold 2,205
Dividends receivable 1,255
Other assets 79
Total assets 4,851,194
Liabilities
Investment management fees payable 2,551
Payable for shares redeemed 2,527
Due to affiliates 6
Payable to directors 3
Other liabilities 147
Total liabilities 5,234
NET ASSETS $ 4,845,960
Net Assets Consist of:
Total distributable earnings (loss) $ 1,448,091
Paid-in capital applicable to 86,732,516 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 3,397,869
NET ASSETS $ 4,845,960
NET ASSET VALUE PER SHARE $ 55.87

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Dividend (net of foreign taxes of $55) $ 33,488
Other 6
Total income 33,494
Expenses
Investment management 32,272
Shareholder servicing 17
Prospectus and shareholder reports 156
Custody and accounting 297
Registration 49
Legal and audit 29
Directors 14
Miscellaneous 26
Total expenses 32,860
Net investment income 634
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 172,749
Foreign currency transactions (6)
Net realized gain 172,743
Change in net unrealized gain / loss
Securities (1,766,537)
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss (1,766,536)
Net realized and unrealized gain / loss (1,593,793)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (1,593,159)

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 634 $ (12,015)
Net realized gain 172,743 1,265,213
Change in net unrealized gain / loss (1,766,536) (141,189)
Increase (decrease) in net assets from operations (1,593,159) 1,112,009
Distributions to shareholders
Net earnings (78,944) (863,217)
Capital share transactions
*
Shares sold 532,762 457,163
Distributions reinvested 77,997 855,524
Shares redeemed (1,121,193) (2,326,835)
Decrease in net assets from capital share transactions (510,434) (1,014,148)
Net Assets
Decrease during period (2,182,537) (765,356)
Beginning of period 7,028,497 7,793,853
End of period $ 4,845,960 $ 7,028,497
*Share information (000s)
Shares sold 8,904 5,893
Distributions reinvested 1,408 11,969
Shares redeemed (18,651) (30,339)
Decrease in shares outstanding (8,339) (12,477)

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Mid-Cap Equity Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares
(in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2022, the fund realized $15,794,000 of net gain on $30,746,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $11,233,000 for the year ended December 31, 2022.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,284,413,000 and $1,833,201,000, respectively, for the year ended December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,707,294 $ — $ 35,494 $ 4,742,788
Convertible Preferred Stocks — — 27,253 27,253
Short-Term Investments 77,614 — — 77,614
Total $ 4,784,908 $ — $ 62,747 $ 4,847,655
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 14,274 $ 21,220 $ — $ 35,494
Convertible Preferred Stocks 40,651 (10,668) (2,730) 27,253
Total $ 54,925 $ 10,552 $ (2,730) $ 62,747

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 730 $ 83,949
Long-term capital gain 78,214 779,268
Total distributions $ 78,944 $ 863,217
($000s)
Cost of investments $ 3,423,905
Unrealized appreciation $ 1,678,807
Unrealized depreciation (255,057)
Net unrealized appreciation (depreciation) $ 1,423,750
($000s)
Undistributed ordinary income $ 578
Undistributed long-term capital gain 23,763
Net unrealized appreciation (depreciation) 1,423,750
Total distributable earnings (loss) $ 1,448,091

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.60% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for
Price Associates and $15,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2022, these reimbursements amounted to $356,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional Mid-Cap Equity Growth Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$727,000 from short-term capital gains
$185,395,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2020 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

OFFICERS
Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Francisco Alonso (1978)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Gabriel Solomon (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582674 E116-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023